7. NOTE RECEIVABLE	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7.  NOTE RECEIVABLE

During the current fiscal year, the Company loaned a third party $150,000 in Canadian funds.  The note was valued at US $147,330 upon issuance.  The note bears 8% interest and is due on demand.  As of June 30, 2013, the Company has an interest receivable of $950 and is included in accounts receivable in the balance sheet.